Summary of significant accounting policies - Estimated useful lives of the property and equipment (Details) - Furniture and office equipment	12 Months Ended
Dec. 31, 2022
Minimum
Property and equipment
Estimated useful life	3 years
Maximum
Property and equipment
Estimated useful life	5 years